Performance obligations and remaining performance obligations (Details) ₨ in Thousands	Mar. 31, 2019 INR (₨)
Within One Year [Member]
Transaction price allocated to remaining performance obligations	₨ 1,180,941
One To Three Years [Member]
Transaction price allocated to remaining performance obligations	505,842
More Than Three Years [Member]
Transaction price allocated to remaining performance obligations	₨ 122,007